THIS FILING CORRECTS THE REPORT FILED ON AUGUST 14, 2007 TO MATCH THE VOTING AUTHORITY REFLECTED FOR THE REPORTED SECURITIES TO THE SHARE AMOUNT REPORTED FOR SUCH SECURITIES.

                               UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                  FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2007

Check here if Amendment [X]; Amendment Number: 3
This amendment (Check only one.): [X] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Koch Industries, Inc.
Address:  4111 E. 37th Street North
          Wichita, Kansas 67220

13F File Number: 28-10337

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Richard Dinkel
Title:  Controller
Phone:  316-828-6486

Signature, Place and Date of Signing:

  /s/    Richard Dinkel   Wichita, Kansas February 21, 2008

The filing of this report shall not be deemed an admission, for purposes of Section 13(f), 13(d), 13(g), or 16(a) under the Securities Exchange Act of 1934, as amended, and the rules thereunder, or for any other purpose, that the Reporting Manager or any other person is the beneficial owner of any securities, exercises investment discretion with respect to such securities or is a member of any group with respect to such securities.


Report Type (Check only one.):

[ ]        13F HOLDINGS REPORT.

[ ]        13F NOTICE.

[X]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

Form 13F File Number   Name
--------------------   ----
28-10645               Koch Quantitative Trading, LP

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

                           FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    7

Form 13F Information Table Value Total:   $61583 (thousands)


List of Other Included Managers:	NONE

                                                                FORM 13F INFORMATION TABLE
                                                              VALUE   SHARES/ SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
           NAME OF ISSUER        TITLE OF CLASS     CUSIP   x($1000) PRN AMT  PRN CALL DISCRETN MANAGERS   SOLE    SHARED    NONE
  ------------------------------ ---------------- --------- -------- -------- --- ---- -------- --------- -------- -------- --------
D AMERICAN SCIENCE & ENGR INC    COMMON STOCK     029429107      227     4000 SH       DEFINED                4000        0        0
D ARMSTRONG WORLD INDS INC       COMMON STOCK     04247X102    15421   307500 SH       DEFINED              307500        0        0
D INTEL CORP                     COMMON STOCK     458140100     1187    50000 SH       DEFINED               50000        0        0
D LOUISIANA-PAC CORP             COMMON STOCK     546347105    20812  1100000 SH       DEFINED             1100000        0        0
D MARTEK BIOSCIENCES CORP        COMMON STOCK     572901106     1299    50000 SH       DEFINED               50000        0        0
D NETWORK EQUIP TECHNOLOGIES CO  COMMON STOCK     641208103     2385   250000 SH       DEFINED              250000        0        0
D NYMEX HOLDINGS INC             COMMON STOCK     62948N104    20252   161200 SH       DEFINED              161200        0        0